CASH, CASH EQUIVALENTS, INVESTMENTS AND RESTRICTED CASH - Cash and cash equivalents (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash and Cash Equivalents [Line Items]
Amortized Cost					$ 312,799	$ 84,046
Unrealized Gains					0	0
Unrealized Losses					0	0
Fair Value					312,799	84,046
Cash and cash equivalents	$ 160,646	$ 117,050	$ 160,646	$ 117,050	312,799	84,046
Interest income					500	600	$ 900
Cash
Cash and Cash Equivalents [Line Items]
Amortized Cost					209,327	65,938
Unrealized Gains					0	0
Unrealized Losses					0	0
Fair Value					209,327	65,938
Cash and cash equivalents					209,327	65,938
Interest income	6	$ 100	18,000	$ 500
Money market funds
Cash and Cash Equivalents [Line Items]
Amortized Cost					103,472	18,108
Unrealized Gains					0	0
Unrealized Losses					0	0
Fair Value					103,472	18,108
Cash and cash equivalents	$ 63,500		$ 63,500		$ 103,472	$ 18,108